Significant Accounting Policies (Details 1)	12 Months Ended
Sep. 30, 2012
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Customer Lists, Contracts and Relationship [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Computer Software [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets, Amortization Method	Term of the agreements
Supliers Relationship [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Proprietary Knowledge [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Brand Name [Member]
Finite-Lived Intangible Assets, Amortization Method	Indefinite life